Notes to the consolidated statement of cash flows	12 Months Ended
Dec. 31, 2018
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

31. Notes to the consolidated statement of cash flows

EURm	2018	2017	2016
Adjustments for(1)
Depreciation and amortization	1 455	1 591	1 594
Share-based payment	68	92	113
Impairment charges	55	244	125
Restructuring charges(2)	238	522	751
Profit on sale of property, plant and equipment and non-current financial investments	(60)	(121)	(82)
Share of results of associated companies and joint ventures (Note 34)	(12)	(11)	(18)
Financial income and expenses	232	402	308
Income tax expense/(benefit)	64	937	(429)
Loss/(gain) on the sale of businesses	24	(5)	(14)
Other income and expenses	29	25	39
Total	2 093	3 676	2 387
(1)	Includes Continuing and Discontinued operations. Refer to Note 7, Discontinued operations.
(2)	Adjustments represent the non-cash portion of the restructuring charges recognized in the consolidated income statement.

The Group did not engage in any material non-cash investing or financing activities in 2018 and 2017. In 2016, the purchase consideration in relation to the acquisition of Alcatel Lucent comprised the issuance of new Nokia shares in addition to cash payments.